Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.15%
Communication services: 6.72%
Entertainment: 4.29%
Endeavor Group Holdings, Inc. Class A†	555,400	$13,285,168
Liberty Media Corp. Formula One Class C†	308,100	23,193,768
Warner Music Group Corp. Class A	472,900	12,337,961
World Wrestling Entertainment, Inc. Class A	87,200	9,458,584
		58,275,481
Interactive media & services: 2.43%
IAC, Inc.†	301,615	18,941,422
ZoomInfo Technologies, Inc.†	550,257	13,971,025
		32,912,447
Consumer discretionary: 10.15%
Broadline retail: 3.74%
Global-E Online Ltd.†	564,243	23,100,109
MercadoLibre, Inc.†	23,332	27,639,087
		50,739,196
Hotels, restaurants & leisure: 5.25%
Chipotle Mexican Grill, Inc.†	9,121	19,509,819
Hyatt Hotels Corp. Class A	105,700	12,111,106
MGM Resorts International†	378,700	16,632,504
Wingstop, Inc.	114,700	22,958,352
		71,211,781
Textiles, apparel & luxury goods: 1.16%
On Holding AG Class A†	478,700	15,797,100
Consumer staples: 2.77%
Personal care products: 2.77%
BellRing Brands, Inc.†	575,500	21,063,300
Coty, Inc. Class A†	1,340,300	16,472,287
		37,535,587
Financials: 4.73%
Capital markets: 2.64%
MarketAxess Holdings, Inc.	78,510	20,524,084
Morningstar, Inc.	77,700	15,234,639
		35,758,723
Financial services: 2.09%
Jack Henry & Associates, Inc.	99,200	16,599,136
StoneCo Ltd. Class A†	925,195	11,786,985
		28,386,121
Health care: 20.98%
Biotechnology: 5.70%
Ascendis Pharma AS ADR†	91,147	8,134,870
See accompanying notes to portfolio of investments
Allspring Discovery SMID Cap Growth Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
CRISPR Therapeutics AG†	120,116	$6,743,312
Exact Sciences Corp.†	260,400	24,451,560
Halozyme Therapeutics, Inc.†	79,200	2,856,744
Mirati Therapeutics, Inc.†	92,084	3,326,995
Natera, Inc.†	244,500	11,897,370
Sarepta Therapeutics, Inc.†	93,100	10,661,812
TG Therapeutics, Inc.†	371,900	9,237,996
		77,310,659
Health care equipment & supplies: 9.20%
Dexcom, Inc.†	109,156	14,027,637
ICU Medical, Inc.†	103,200	18,389,208
Inari Medical, Inc.†	202,140	11,752,420
Inspire Medical Systems, Inc.†	73,900	23,990,896
iRhythm Technologies, Inc.†	138,800	14,479,616
PROCEPT BioRobotics Corp.†	180,000	6,363,000
Shockwave Medical, Inc.†	79,165	22,594,483
TransMedics Group, Inc.†	158,500	13,310,830
		124,908,090
Health care providers & services: 2.79%
HealthEquity, Inc.†	295,400	18,651,556
Option Care Health, Inc.†	593,909	19,296,103
		37,947,659
Life sciences tools & services: 3.29%
Bio-Rad Laboratories, Inc. Class A†	30,733	11,651,495
Bio-Techne Corp.	285,100	23,272,713
Waters Corp.†	36,500	9,728,710
		44,652,918
Industrials: 23.12%
Aerospace & defense: 1.61%
Axon Enterprise, Inc.†	111,858	21,825,733
Building products: 2.52%
Advanced Drainage Systems, Inc.	130,776	14,879,693
Trex Co., Inc.†	293,868	19,265,986
		34,145,679
Commercial services & supplies: 7.17%
Casella Waste Systems, Inc. Class A†	373,883	33,817,717
RB Global, Inc.	273,000	16,380,000
Rollins, Inc.	409,100	17,521,753
Tetra Tech, Inc.	180,600	29,571,444
		97,290,914
Construction & engineering: 1.01%
Valmont Industries, Inc.	47,000	13,679,350
See accompanying notes to portfolio of investments
2 | Allspring Discovery SMID Cap Growth Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Ground transportation: 3.03%
JB Hunt Transport Services, Inc.	92,900	$16,817,687
Saia, Inc.†	71,148	24,361,787
		41,179,474
Machinery: 1.31%
RBC Bearings, Inc.†	82,000	17,832,540
Professional services: 3.02%
FTI Consulting, Inc.†	80,000	15,216,000
WNS Holdings Ltd. ADR†	349,923	25,796,324
		41,012,324
Trading companies & distributors: 3.45%
SiteOne Landscape Supply, Inc.†	143,357	23,992,227
Watsco, Inc.	59,900	22,850,053
		46,842,280
Information technology: 24.84%
Electronic equipment, instruments & components: 5.63%
Novanta, Inc.†	158,894	29,252,385
Teledyne Technologies, Inc.†	88,372	36,330,613
Zebra Technologies Corp. Class A†	36,500	10,797,795
		76,380,793
IT services: 3.55%
Globant SA†	149,745	26,912,172
MongoDB, Inc.†	51,563	21,191,877
		48,104,049
Semiconductors & semiconductor equipment: 4.71%
Axcelis Technologies, Inc.†	78,000	14,299,740
Entegris, Inc.	147,000	16,290,540
Impinj, Inc.†	171,500	15,374,975
Monolithic Power Systems, Inc.	23,200	12,533,336
Wolfspeed, Inc.†	98,600	5,481,174
		63,979,765
Software: 10.95%
Bills Holdings, Inc.†	160,914	18,802,801
CCC Intelligent Solutions Holdings, Inc.†	1,772,500	19,869,725
Confluent, Inc. Class A†	748,200	26,418,942
Fair Isaac Corp.†	17,600	14,242,096
HubSpot, Inc.†	40,200	21,390,018
Olo, Inc. Class A†	1,142,751	7,382,171
Tyler Technologies, Inc.†	58,000	24,155,260
Zscaler, Inc.†	112,000	16,385,600
		148,646,613
See accompanying notes to portfolio of investments
Allspring Discovery SMID Cap Growth Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Materials: 1.36%
Metals & mining: 1.36%
ATI, Inc.†	417,100	$18,448,333
Real estate: 3.48%
Industrial REITs : 1.88%
Rexford Industrial Realty, Inc.	488,865	25,528,530
Residential REITs : 1.60%
Equity LifeStyle Properties, Inc.	324,896	21,732,294
Total common stocks (Cost $1,072,262,024)		1,332,064,433

		Yield
Short-term investments: 2.00%
Investment companies: 2.00%
Allspring Government Money Market Fund Select Class♠∞		5.02%	27,163,348	27,163,348
Total short-term investments (Cost $27,163,348)				27,163,348
Total investments in securities (Cost $1,099,425,372)	100.15%			1,359,227,781
Other assets and liabilities, net	(0.15)			(1,970,399)
Total net assets	100.00%			$1,357,257,382

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$50,223,365	$334,395,059	$(357,455,076)	$0	$0	$27,163,348	27,163,348	$1,177,651
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	11,862,800	55,209,354	(67,072,172)	18	0	0	0	141,018 [1]
				$18	$0	$27,163,348		$1,318,669

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
4 | Allspring Discovery SMID Cap Growth Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral.When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Discovery SMID Cap Growth Fund  | 5

Notes to portfolio of investments—June 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$91,187,928	$0	$0	$91,187,928
Consumer discretionary	137,748,077	0	0	137,748,077
Consumer staples	37,535,587	0	0	37,535,587
Financials	64,144,844	0	0	64,144,844
Health care	284,819,326	0	0	284,819,326
Industrials	313,808,294	0	0	313,808,294
Information technology	337,111,220	0	0	337,111,220
Materials	18,448,333	0	0	18,448,333
Real estate	47,260,824	0	0	47,260,824
Short-term investments
Investment companies	27,163,348	0	0	27,163,348
Total assets	$1,359,227,781	$0	$0	$1,359,227,781
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Discovery SMID Cap Growth Fund